Income Taxes (Details) - Schedule of Expiry of Operating Losses	12 Months Ended
Sep. 30, 2023 CAD ($)
Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	$ 189,898,907
Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	188,776,063
USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	657,789
Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	33,393,753
2026 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	18,516
2026 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2026 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2026 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2027 Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	175,149
2027 Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	160,253
2027 Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2027 Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2028 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	896,504
2028 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	872,674
2028 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2028 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2029 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	2,101,838
2029 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	2,077,374
2029 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2029 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2030 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,365,399
2030 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,311,824
2030 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2030 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2031 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	2,303,130
2031 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	2,280,459
2031 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2031 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2032 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,375,780
2032 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,306,718
2032 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2032 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2033 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,482,936
2033 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,482,936
2033 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2033 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2034 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,266,503
2034 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,275,941
2034 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2034 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2035 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,408,474
2035 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,444,648
2035 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2035 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2036 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	885,475
2036 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	885,963
2036 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2036 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2037 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2037 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2037 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2037 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2038 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	15,542,450
2038 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	15,638,499
2038 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2038 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2039 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	22,974,686
2039 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	22,727,051
2039 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2039 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2040 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	28,727,803
2040 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	28,444,120
2040 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2040 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2041 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	33,860,655
2041 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	33,548,568
2041 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2041 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2042 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	29,975,342
2042 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	29,600,226
2042 [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2042 [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2043 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	39,538,267
2043 [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	39,718,809
Indefinite [Member] | Federal [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
Indefinite [Member] | Quebec [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
Indefinite [Member] | USA [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	657,789
Indefinite [Member] | Israel [Member]
Income Taxes (Details) - Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	$ 33,393,753